SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash equivalents	$ 0	$ 0
Cash	2,131,861	1,576,632
Increase in allowance for credit losses	1,000,000.0
Allowance for credit losses	8,658,698	7,688,491	$ 25,591,946
Increase in allowance for credit losses	4,931,702	2,646,969
Revenue	2,227,000	699,000	290,000
Impairment of long-lived assets
Rental income	243,000	264,000
Contract assets	789,320
Stock-based compensation expense	$ 1,355,000	$ 956,400	$ 1,564,000
Average Yearly RMB [Member]
Foreign currency exchange rate, translation	7.1876	7.1905	7.0723
Suppliers [Member]
Increase in allowance for credit losses	$ 900,000	$ 1,400,000